GOODWILL AND INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 23, 2019	Nov. 30, 2019	Feb. 24, 2018
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 5,029.3		$ 4,929.3
Accumulated amortization	(2,280.9)		(1,862.1)
Net	2,748.4		3,067.2
Liquor licenses and restricted covenants	86.1		75.3
Total intangible assets, gross	5,115.4		5,004.6
Total intangible assets, net	$ 2,834.5	$ 2,123.9	3,142.5
Trade names
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (Years)	40 years
Gross carrying amount	$ 1,959.1		1,960.4
Accumulated amortization	(231.7)		(174.1)
Net	$ 1,727.4		1,786.3
Beneficial lease rights
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (Years)	12 years
Gross carrying amount	$ 892.0		918.3
Accumulated amortization	(410.6)		(355.7)
Net	$ 481.4		562.6
Customer prescription files
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (Years)	5 years
Gross carrying amount	$ 1,483.4		1,486.4
Accumulated amortization	(1,276.1)		(1,078.1)
Net	$ 207.3		408.3
Internally developed software
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (Years)	5 years
Gross carrying amount	$ 672.4		537.1
Accumulated amortization	(348.1)		(246.3)
Net	$ 324.3		290.8
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (Years)	6 years
Gross carrying amount	$ 22.4		27.1
Accumulated amortization	(14.4)		(7.9)
Net	$ 8.0		$ 19.2